SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Condensed Consolidated Interim Statements Of Operations
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Silver	$3,454	$683	$10,722	$698
Copper	5,625	398	17,884	407
Gold	2,310	1,179	7,141	1,184
Penalties, treatment costs and refining charges	(2,271)	(379)	(6,209)	(379)
Total revenue from mining operations	$9,118	$1,881	$29,538	$1,910

Schedule Of Revenues From Customers
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Customer #1	$7,710	$429	$25,569	$429
Customer #2	1,415	-	3,161	-
Other customers	(7)	1,452	808	1,481
Total revenue from mining operations	$9,118	$1,881	$29,538	$1,910

Schedule Of Geographical Information Of Company's Non-current Assets
	September 30, 2022	December 31, 2021
Exploration and evaluation assets - Mexico	$46,370	$11,052
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$46,371	$11,053

	September 30, 2022	December 31, 2021
Plant, equipment, and mining properties - Mexico	$42,631	$35,390
Plant, equipment, and mining properties - Canada	264	285
Total plant, equipment, and mining properties	$42,895	$35,675